Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amount invested	$ 19,968	$ 20,854	$ 21,576
Eric A. Rauscher [Member]
Related Party Transaction [Line Items]
Amount invested	$ 477	475
Weighted average interest rate	10.00%
Interest earned	$ 48	48
Joseph Rauscher [Member]
Related Party Transaction [Line Items]
Amount invested	$ 126	144
Weighted average interest rate	10.00%
Interest earned	$ 13	10
Daniel and Joyce Wallach [Member]
Related Party Transaction [Line Items]
Amount invested	$ 304	135
Weighted average interest rate	9.62%
Interest earned	$ 29	14
Gregory L. Sheldon [Member]
Related Party Transaction [Line Items]
Amount invested	$ 1,035	828
Weighted average interest rate	9.50%
Interest earned	$ 98	79
Lamer Sheldon [Member]
Related Party Transaction [Line Items]
Amount invested	$ 210	274
Weighted average interest rate	10.00%
Interest earned	$ 21	27
Kenneth Summers [Member]
Related Party Transaction [Line Items]
Amount invested	$ 235	235
Weighted average interest rate	6.83%
Interest earned	$ 16	15
Schultz Family Revocable Living Trust [Member]
Related Party Transaction [Line Items]
Amount invested	$ 208	183
Weighted average interest rate	9.31%
Interest earned	$ 19	16
Barbara Harshman [Member]
Related Party Transaction [Line Items]
Amount invested	$ 129	129
Weighted average interest rate	9.00%
Interest earned	$ 12	11
Kimberly Bedford [Member]
Related Party Transaction [Line Items]
Amount invested	$ 314	314
Weighted average interest rate	9.00%
Interest earned	$ 31	31
Thomas Spatola [Member]
Related Party Transaction [Line Items]
Amount invested	$ 595	595
Weighted average interest rate	9.88%
Interest earned	$ 59	59
Scott and Leah Summers [Member]
Related Party Transaction [Line Items]
Amount invested	$ 250	250
Weighted average interest rate	6.00%
Interest earned	$ 15	20
Jeffrey Eppinger [Member]
Related Party Transaction [Line Items]
Amount invested	$ 2,939	2,367
Weighted average interest rate	10.50%
Interest earned	$ 309	249
Paula Eppinger [Member]
Related Party Transaction [Line Items]
Amount invested	$ 150	200
Weighted average interest rate	10.00%
Interest earned	$ 15	$ 20